UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9-30-2005

Check here if Amendment  |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Frontier Investment Mgmt. Co.
Address:  8401 N. Central Expressway
          Suite 645
          Dallas, TX 75225

Form 13F File Number: 028-11060

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Richard G. Sowden
Title:    Treasurer
Phone:    972-934-2590

Signature, Place, and Date of Signing:

     /s/ Richard G. Sowden           Dallas, TX               11-14-2005
     ---------------------          -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          156

Form 13F Information Table Value Total:  $   206,077
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

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                COLUMN 1             COLUMN 2         COLUMN 3     COLUMN 4      COLUMN 5     COLUMN 6      COLUMN 7      COLUMN 8
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             NAME OF ISSUER       TITLE OF CLASS       CUSIP        VALUE        QUANTITY    DISCRETION      OTHER        VOTING
                                                                                                            MANAGERS     AUTHORITY
------------------------------------------------------------------------------------------------------------------------------------
A T & T Corp                        COM              001957505       572,306     28,904 SHRS    SOLE            N/A         SOLE
Aegon Nv                            COM              007924103       318,100     21,349 SHRS    SOLE            N/A         SOLE
Alcatel Alsthom ADR                 COM              F0191J101       134,200     10,000 CALL    SOLE            N/A         SOLE
Altria Group Inc                    COM              02209S103       222,236      3,015 SHRS    SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7       618,871      9,988 SHRS    SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7      (520,464)    (8,400)CALL    SOLE            N/A         SOLE
American Intl Group                 COM              026874AN7       539,052      8,700 PUT     SOLE            N/A         SOLE
Anheuser Busch Co Inc               COM              035229103     4,879,402    113,369 SHRS    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100      (761,262)   (14,200)CALL    SOLE            N/A         SOLE
Apple Computer Inc                  COM              037833100       761,262     14,200 PUT     SOLE            N/A         SOLE
Applied Materials Inc               COM              038222105       178,080     10,500 SHRS    SOLE            N/A         SOLE
Arch Capital Group Ltd              COM              G0450A105     4,112,400     82,928 SHRS    SOLE            N/A         SOLE
Avaya Inc                           COM              053499109       175,883     17,076 SHRS    SOLE            N/A         SOLE
Bellsouth Corp.                     COM              079860102       457,489     17,395 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl A             COM              084670108       574,000          7 SHRS    SOLE            N/A         SOLE
Berkshire Hathaway Cl B             COM              084670207     6,177,522      2,262 SHRS    SOLE            N/A         SOLE
Blackrock Ehncd Div Inc             COM              09251A104       300,000     20,000 SHRS    SOLE            N/A         SOLE
Bp Amoco Plc Adr                    COM              055622104       883,869     12,475 SHRS    SOLE            N/A         SOLE
Burlington Northern Santa Fe C      COM              12189T104     3,079,401     51,495 SHRS    SOLE            N/A         SOLE
Cendant Corp                        COM              151313103       211,692     10,256 SHRS    SOLE            N/A         SOLE
CenterPoint Energy Inc              COM              15189T107       399,111     26,840 SHRS    SOLE            N/A         SOLE
Charles Schwab Corp                 COM              808513105       256,591     17,782 SHRS    SOLE            N/A         SOLE
ChevronTexaco Corp                  COM              166764100     1,019,116     15,744 SHRS    SOLE            N/A         SOLE
Cintas Corp                         COM              172908105       763,941     18,610 SHRS    SOLE            N/A         SOLE
CISCO Systems                       COM              17275R102       443,807     24,766 SHRS    SOLE            N/A         SOLE
Citigroup                           COM              172967101       282,255      6,201 SHRS    SOLE            N/A         SOLE
Coca-Cola Co                        COM              191216100     3,985,107     92,269 SHRS    SOLE            N/A         SOLE
Comcast Corp A                      COM              20030N101     3,545,931    120,692 SHRS    SOLE            N/A         SOLE
Commercial Cap Bancorp Inc          COM              20162L105       919,547     54,091 SHRS    SOLE            N/A         SOLE
Commercial Metals Co                COM              201723103       585,095     17,341 SHRS    SOLE            N/A         SOLE
Conocophillips                      COM              20825C104       506,804      7,249 SHRS    SOLE            N/A         SOLE
Costco Whsl Corp                    COM              22160K105     4,756,461    110,384 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     4,366,417    127,673 SHRS    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101    (2,441,880)   (71,400)CALL    SOLE            N/A         SOLE
Dell Computer Corp                  COM              24702R101     1,535,580     44,900 PUT     SOLE            N/A         SOLE
DuPont                              COM              263534109       360,823      9,212 SHRS    SOLE            N/A         SOLE
Durect Corp                         COM              266605104       416,788     60,845 SHRS    SOLE            N/A         SOLE
Dynegy Inc Cl A                     COM              26816Q101       142,194     30,190 SHRS    SOLE            N/A         SOLE
E M C Corp Mass                     COM              268648102       417,962     32,300 SHRS    SOLE            N/A         SOLE
E M C Corp Mass                     COM              268648102       388,200     30,000 CALL    SOLE            N/A         SOLE
Exxon Mobil Corp                    COM              30231G102     4,667,536     73,458 SHRS    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107     2,595,110     58,291 SHRS    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107      (636,636)   (14,300)CALL    SOLE            N/A         SOLE
Fidelity Natl Finl Inc              COM              316326107       578,760     13,000 PUT     SOLE            N/A         SOLE
First Data Corporation              COM              319963104     2,697,800     67,445 SHRS    SOLE            N/A         SOLE
Ford Motor Company                  COM              345370860       156,484     15,871 SHRS    SOLE            N/A         SOLE
Ford Motor Company                  COM              345370860       295,800     30,000 CALL    SOLE            N/A         SOLE
Gannett Co                          COM              364730101       746,420     10,844 SHRS    SOLE            N/A         SOLE
Gannett Co                          COM              364730101      (344,150)    (5,000)CALL    SOLE            N/A         SOLE
General Electric Corp               COM              369604103     6,585,811    195,599 SHRS    SOLE            N/A         SOLE
General Electric Corp               COM              369604103      (616,161)   (18,300)CALL    SOLE            N/A         SOLE
General Electric Corp               COM              369604103       616,161     18,300 PUT     SOLE            N/A         SOLE
Genuine Parts Co                    COM              372460105       938,438     21,875 SHRS    SOLE            N/A         SOLE
Global Imaging Sys Inc              COM              37934A100       578,850     17,000 SHRS    SOLE            N/A         SOLE
Health Care Sector SPDR             COM              81369Y209     5,432,015    173,270 SHRS    SOLE            N/A         SOLE
Home Depot Inc                      COM              437076102       227,069      5,954 SHRS    SOLE            N/A         SOLE
Integrated Device Tech              COM              458118106       167,544     15,600 SHRS    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100     4,661,750    189,118 SHRS    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100    (1,592,390)   (64,600)CALL    SOLE            N/A         SOLE
Intel Corp.                         COM              458140100     1,173,340     47,600 PUT     SOLE            N/A         SOLE
Intergraph Corp                     COM              458683109       670,650     15,000 SHRS    SOLE            N/A         SOLE
Intl Bancshares Corp                COM              459044103     1,878,792     63,259 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101       843,103     10,510 SHRS    SOLE            N/A         SOLE
Intl Business Machines              COM              459200101      (433,188)    (5,400)CALL    SOLE            N/A         SOLE
Introgen Therapeutics Inc           COM              46119F107       141,201     27,050 SHRS    SOLE            N/A         SOLE
iShares Lehman 7-10 Yr Treasur      COM              464287440    (2,262,232)    26,791 SHRS    SOLE            N/A         SOLE
iShares Russell 1000 Index          COM              464287622       241,473      3,610 SHRS    SOLE            N/A         SOLE
Ivanhoe Mines Ltd                   COM              46579N103       418,000     50,000 SHRS    SOLE            N/A         SOLE
J.P. Morgan Chase & Co.             COM              46625H100       271,027      7,988 SHRS    SOLE            N/A         SOLE
Jacuzzi Brands Inc                  COM              469865109       286,724     35,574 SHRS    SOLE            N/A         SOLE
Janus Capital Group Inc             COM              47102X105     4,079,394    282,311 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104     5,782,412     91,378 SHRS    SOLE            N/A         SOLE
Johnson & Johnson                   COM              478160104      (487,256)    (7,700)CALL    SOLE            N/A         SOLE
Kerr-Mc Gee Corporation             COM              492386107       373,684      3,848 SHRS    SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107       949,752    292,231 SHRS    SOLE            N/A         SOLE
Lucent Technologies Inc             COM              549463107        47,125     14,500 CALL    SOLE            N/A         SOLE
Lyondell Chemical Co                COM              552078107       599,709     20,954 SHRS    SOLE            N/A         SOLE
Mannatech Inc                       COM              563771104       148,125     12,500 SHRS    SOLE            N/A         SOLE
Markel Corp Hldg Co                 COM              570535104     4,546,358     13,756 SHRS    SOLE            N/A         SOLE
Maxtor Corporation                  COM              577729205       175,600     40,000 SHRS    SOLE            N/A         SOLE
McDonalds Corp                      COM              580135101     2,607,008     77,844 SHRS    SOLE            N/A         SOLE
McDonalds Corp                      COM              580135101     2,166,803     64,700 PUT     SOLE            N/A         SOLE
McDonalds Corp                      COM              580135101    (2,166,803)   (64,700)CALL    SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107     3,402,772    125,056 SHRS    SOLE            N/A         SOLE
Merck & Co Inc                      COM              589331107       321,078     11,800 CALL    SOLE            N/A         SOLE
MFS Municipal Inc Trust             COM              552738106       159,217     19,370 SHRS    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104     4,050,557    157,425 SHRS    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104    (1,235,040)   (48,000)CALL    SOLE            N/A         SOLE
Microsoft Corp.                     COM              594918104       437,410     17,000 PUT     SOLE            N/A         SOLE
Morgan Stanley Muni Inc Opp II      COM              61745P437       337,246     36,341 SHRS    SOLE            N/A         SOLE
Morgan Stanley Muni Prem Inc        COM              61745P429       182,657     20,028 SHRS    SOLE            N/A         SOLE
Motorola Inc                        COM              620076109       211,772      9,613 SHRS    SOLE            N/A         SOLE
Municipal High Income Fund          COM              626214100       147,714     20,346 SHRS    SOLE            N/A         SOLE
MuniEnhanced Fund Inc               COM              626243109       154,841     13,488 SHRS    SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102       304,360      5,600 SHRS    SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102      (304,360)    (5,600)CALL    SOLE            N/A         SOLE
Northrop Grumman Corp               COM              666807102       304,360      5,600 PUT     SOLE            N/A         SOLE
Nuveen Divd Adv Muni Fund           COM              67066V101       722,998     47,317 SHRS    SOLE            N/A         SOLE
Nuveen Ins Prem Muni Incm Fund      COM              6706D8104       524,561     39,891 SHRS    SOLE            N/A         SOLE
Nuveen Insd Div Adv Fund            COM              67071L106       299,322     20,700 SHRS    SOLE            N/A         SOLE
Nuveen Insd Muni Oppty              COM              670984103     2,234,488    149,364 SHRS    SOLE            N/A         SOLE
Nuveen Inss Qlty Muni Fund          COM              67062N103     1,727,562    110,883 SHRS    SOLE            N/A         SOLE
Nuveen Prem Incm Mun Fd             COM              67062T100       780,676     55,763 SHRS    SOLE            N/A         SOLE
Nuveen Prem Insd Muni               COM              670987106     1,099,939     72,080 SHRS    SOLE            N/A         SOLE
Oracle Corporation                  COM              68389X105       187,116     15,090 SHRS    SOLE            N/A         SOLE
Orthologic Corp                     COM              68750J107        38,300     10,000 SHRS    SOLE            N/A         SOLE
Palm Harbor Homes Inc               COM              696639103     4,295,371    221,069 SHRS    SOLE            N/A         SOLE
Petrokazakhstan Inc                 COM              71649P102       381,010      7,000 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103     2,100,922     84,138 SHRS    SOLE            N/A         SOLE
Pfizer Incorporated                 COM              717081103     2,909,005    116,500 CALL    SOLE            N/A         SOLE
Pioneer Natural Res Co              COM              723787107     9,025,827    164,345 SHRS    SOLE            N/A         SOLE
Proctor & Gamble                    COM              742718109       222,187      3,737 SHRS    SOLE            N/A         SOLE
Putnam Invt Grade Muni T            COM              746805100       150,995     15,778 SHRS    SOLE            N/A         SOLE
Questar Corporation                 COM              748356102       352,480      4,000 SHRS    SOLE            N/A         SOLE
Quicksilver Resources Inc           COM              74837R104       591,162     12,370 SHRS    SOLE            N/A         SOLE
Regions Financial Corp              COM              7591EP100     7,419,910    238,429 SHRS    SOLE            N/A         SOLE
Reliant Energy Inc                  COM              75952B105       161,765     10,477 SHRS    SOLE            N/A         SOLE
Safeco Corp                         COM              786429100       331,695      6,215 SHRS    SOLE            N/A         SOLE
Safeco Corp                         COM              786429100      (330,894)    (6,200)CALL    SOLE            N/A         SOLE
Safeco Corp                         COM              786429100       330,894      6,200 PUT     SOLE            N/A         SOLE
SBC Communications                  COM              78387G103       993,359     41,442 SHRS    SOLE            N/A         SOLE
Schering Plough Corp                COM              806605101       623,625     29,626 SHRS    SOLE            N/A         SOLE
Schering Plough Corp                COM              806605101      (583,085)   (27,700)CALL    SOLE            N/A         SOLE
Schering Plough Corp                COM              806605101       583,085     27,700 PUT     SOLE            N/A         SOLE
Servicemaster Company               COM              81760N109     3,672,657    271,245 SHRS    SOLE            N/A         SOLE
Silicon Laboratories Inc            COM              826919102       282,992      9,312 SHRS    SOLE            N/A         SOLE
Southwest Airlines                  COM              844741108       319,566     21,520 SHRS    SOLE            N/A         SOLE
Sprint Nextel Corp                  COM              852061100       366,217     15,400 SHRS    SOLE            N/A         SOLE
Steak N Shake Company               COM              857873103     3,274,496    180,413 SHRS    SOLE            N/A         SOLE
Stewart Enterprises                 COM              860370105        67,295     10,150 SHRS    SOLE            N/A         SOLE
Sysco Corporation                   COM              871829107       611,715     19,500 SHRS    SOLE            N/A         SOLE
Texas Industries Inc                COM              882491103     6,623,037    121,747 SHRS    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104     2,110,039     62,243 SHRS    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104    (1,098,360)   (32,400)CALL    SOLE            N/A         SOLE
Texas Instruments Inc               COM              882508104     1,159,380     34,200 PUT     SOLE            N/A         SOLE
Texas Utilities Co.                 COM              882848104       208,828      1,850 SHRS    SOLE            N/A         SOLE
Time Warner Inc                     COM              887317105     4,658,563    257,237 SHRS    SOLE            N/A         SOLE
Transocean Inc                      COM              G90078109       331,445      5,406 SHRS    SOLE            N/A         SOLE
Tyco Intl Ltd                       COM              902124106     2,539,392     91,181 SHRS    SOLE            N/A         SOLE
Tyler Technologies Inc              COM              902252105        82,800     10,000 SHRS    SOLE            N/A         SOLE
UnitedHealth Group Inc              COM              91324P102     1,012,499     18,016 SHRS    SOLE            N/A         SOLE
Van Kampen Muni Inc                 COM              920909108       153,424     17,494 SHRS    SOLE            N/A         SOLE
Verizon Communications              COM              92343V104       557,704     17,060 SHRS    SOLE            N/A         SOLE
Wachovia Corp New                   COM              929903102     8,801,675    184,948 SHRS    SOLE            N/A         SOLE
Wal-Mart De Cv Cl V Ordf            COM              P98180105        63,773     12,561 SHRS    SOLE            N/A         SOLE
Wal-Mart Stores Inc                 COM              931142103     5,481,519    125,092 SHRS    SOLE            N/A         SOLE
Walt Disney Co.                     COM              254687106     5,171,384    214,313 SHRS    SOLE            N/A         SOLE
Washington Mutual Inc               COM              939322103       219,502      5,597 SHRS    SOLE            N/A         SOLE
Wells Fargo & Co New                COM              949746101    11,549,535    197,192 SHRS    SOLE            N/A         SOLE
Western Digital Corp                COM              958102105       157,216     12,159 SHRS    SOLE            N/A         SOLE
Whirlpool Corp                      COM              963320106     3,002,159     39,622 SHRS    SOLE            N/A         SOLE
Xto Energy Inc                      COM              98385X106     3,286,280     72,513 SHRS    SOLE            N/A         SOLE